Provisions and Other Liabilities	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions and Other Liabilities	. Provisions and Other Liabilities

(CAD$ in millions)	December 31, 2022	December 31, 2021
Decommissioning and restoration provisions and other provisions (a)	$2,805	$3,813
Obligation to Neptune Bulk Terminals (b)	189	170
Derivative liabilities (net of current portion of $10 (2021 – $9))	26	51
ENAMI preferential dividend liability (Note 11(a))	286	78
QB2 variable consideration to IMSA (Note 11(a))	114	98
Other IMSA payable (net of current portion of $68 (2021 – $nil))	—	61
Other liabilities	97	83
	$3,517	$4,354

a) Decommissioning and Restoration Provisions and Other Provisions

The following table summarizes the movements in provisions for the year ended December 31, 2022:

(CAD$ in millions)	Decommissioning and Restoration Provisions	Other Provisions	Total
As at January 1, 2022	$3,725	$298	$4,023
Settled during the year	(131)	(34)	(165)
Change in discount rate	(1,493)	—	(1,493)
Change in amount and timing of cash flows	688	63	751
Accretion	143	6	149
Transfer to liabilities associated with assets held for sale	(153)	—	(153)
Changes in foreign exchange rates	41	13	54
As at December 31, 2022	2,820	346	3,166
Less current portion of provisions (Note 18)	(258)	(103)	(361)
Non-current provisions	$2,562	$243	$2,805

During the year ended December 31, 2022, we recorded $43 million (2021 – $73 million) of additional study and environmental costs arising from legal obligations through other provisions.
24.    Provisions and Other Liabilities (continued)

Decommissioning and Restoration Provisions

The decommissioning and restoration provisions represent the present value of estimated costs for required future decommissioning and other site restoration activities. These activities include removal of site structures and infrastructure, recontouring and revegetation of previously mined areas and the management of water and water quality in and around each closed site. The majority of the decommissioning and site restoration expenditures occur near the end of, or after, the life of the related operation.

After the end of the life of certain operations, water quality management costs may extend for periods in excess of 100 years. Our provision for these expenditures was $628 million as at December 31, 2022 (2021 – $1.3 billion), of which $277 million (2021 – $769 million) relates to our steelmaking coal business unit.

For our steelmaking coal operations, the current and future requirements for water quality management are established under a regional permit issued by the provincial government of British Columbia. This permit references the Elk Valley Water Quality Plan (EVWQP). In October 2020, Environment and Climate Change Canada issued a Direction under the Fisheries Act (the Direction) requiring us to undertake certain additional measures to address water quality and fish habitat impacts in the upper Fording River and certain tributaries, and stipulating deadlines for implementation of certain measures contemplated by the EVWQP. The Direction does not require construction of any additional water treatment facilities beyond those already contemplated by the EVWQP, but sets out requirements with respect to water management such as diversions, mine planning, fish monitoring and calcite prevention measures, as well as the installation by December 31, 2030, of a 200-hectare geosynthetic cover trial in the Greenhills creek drainage. Certain of the measures in the Direction, including the cover trial, will require incremental spending beyond that already associated with the EVWQP. The estimated costs of the Direction have been included in our decommissioning and restoration provisions as at December 31, 2022 and 2021.

In 2022, the decommissioning and restoration provisions were calculated using nominal discount rates between 6.13% and 8.07% (2021 – 3.86% and 5.35%). We also used an inflation rate of 2.00% (2021 – 2.00%) over the long-term in our cash flow estimates. Total decommissioning and restoration provisions include $736 million (2021 – $721 million) in respect of closed operations.

During the fourth quarter of 2022, our decommissioning and restoration provisions increased by $690 million compared to the third quarter of 2022, of which $121 million related to a decrease in the discount rate and $569 million related to an increase in reclamation cash flows. The increase in reclamation cash flows primarily related to changes in planned reclamation work and updated cost estimates at our steelmaking coal operations and Red Dog.

b) Obligation to Neptune Bulk Terminals

Through our cost of services agreement with Neptune Bulk Terminals (Canada) Ltd. (Neptune), we owe amounts to Neptune for any loans entered into by Neptune that are specifically related to funding the assets of our steelmaking coal loading and handling operations. The carrying value of this obligation approximates fair value based on prevailing market interest rates in effect at December 31, 2022. This is considered a Level 2 fair value measurement with significant other observable inputs on the fair value hierarchy (Note 31). The current portion of this obligation is recorded as part of trade accounts payable and other liabilities.